Segment Information - Pre-tax net Realized Capital Gains (Losses) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses)	[1]	$ (1.2)	$ (18.5)	$ 105.6
Derivative and hedging-related revenue adjustments		(41.7)	(119.4)	(119.3)
Market value adjustments to fee revenues		0.7	(0.6)	(1.6)
Recognition of front-end fee revenue		(4.7)	(2.9)	11.4
Net realized capital gains (losses), net of related revenue adjustments		(46.9)	(141.4)	(3.9)
Amortization of deferred acquisition costs and other actuarial balances		2.5	11.1	(26.8)
Capital (gains) losses distributed		0.5	(0.5)	(0.1)
Market value adjustments of embedded derivatives		(44.1)	79.8	(55.0)
Pre-tax net realized capital gains (losses), as adjusted		(88.0)	(51.0)	(85.8)
Reconciling Items
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses), net of related revenue adjustments		(46.9)	(141.4)	(3.9)
Pre-tax net realized capital gains (losses), as adjusted		$ (88.0)	$ (51.0)	$ (85.8)

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.